Debt Issuance Costs (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt Issuance Cost Account

During the twelve months ending December 31, 2016 and 2015 the Company had the following activity in their debt issuance cost account:

Debt issuance costs at December 31, 2014	$13,917
Cash paid as fees for debt arrangements	5,000
Amortization of debt issuance costs	(18,917)
Debt issuance costs at December 31, 2015	-
Cash paid as fees for debt arrangements	-
Amortization of debt issuance costs	-
Debt issuance costs at December 31, 2016	$-